Revenue - Earned revenue and unearned revenue (Details) - Voyage Charter - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue
Unearned revenue	$ 5,590,403	$ 9,861,064	$ 790,544
Capitalized contract fulfilment costs	1,903,516	1,646,450
Revenue	373,693,986	204,619,286	88,412,858
Freight
Disaggregation of revenue
Revenue	338,979,059	192,579,493	77,334,155
Demurrages
Disaggregation of revenue
Revenue	$ 34,714,927	$ 12,039,793	$ 11,078,703